SHARE CAPITAL & SHARE PREMUIM - Share Premium (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
SHARE CAPITAL & SHARE PREMUIM
As at beginning of year	$ 494,480
Premium arising on issue of equity shares, net off issuance costs	56,113
As at end of year	$ 550,593